Note 7 - Debt (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,	June 30,
	2018	2019
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant*)	52,288	31,950
NORD/LB (M/T Stenaweco Excellence)	18,071	17,048
Alpha Bank (M/T Stenaweco Elegance)	20,550	21,250
AT Bank (M/T Eco Palm Desert)	23,175	22,525
BoComm Facility (M/T Eco California and M/T Nord Valiant)	-	45,223
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	-	91,412
Cargill Facility (M/T Eco Marina Del Ray)	-	31,860
AT Bank Bridge Note (Top Ships Inc)	-	10,500
Total long term debt	114,084	271,768
Less: Deferred finance fees	(2,516)	(5,526)
Total long term debt net of deferred finance fees	111,568	266,242

Presented:
Current portion of long term debt	10,210	27,169
Long term debt	101,358	239,073

Long term debt from related party:
Family Trading facility	24,744	-
Less debt discounts	(9,073)	-
Long term debt from related parties net of debt discounts	15,671	-

Short Term Debt:
Unsecured Notes	-	-
AT Bank first predelivery facility (M/T Eco Palm Desert)	-	-
AT Bank second predelivery facility (M/T Eco California)	10,140	-
Alpha Bank predelivery facility	3,380	-
Less: Deferred finance fees	(104)	-
Short term debt net of deferred finance fees	13,416	-

Total Debt net of deferred finance fees and debt discounts	140,655	266,242